Note 5 - Notes Payable (Details) (USD $)	1 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended		12 Months Ended
	Feb. 05, 2005	Dec. 31, 2013	Dec. 31, 2012	Nov. 05, 2012 Puritan Financial Companies, Inc [Member]	Dec. 31, 2013 Puritan Financial Companies, Inc [Member]	Dec. 31, 2013 At Need Funding Line of Credit [Member]	Sep. 27, 2013 At Need Funding Line of Credit [Member]	Dec. 31, 2013 Operating Line of Credit [Member]	Sep. 27, 2013 Operating Line of Credit [Member]
Note 5 - Notes Payable (Details) [Line Items]
Proceeds from Notes Payable	$ 3,650,000	$ 3,417,800	$ 5,809,918	$ 2,000,000
Debt Instrument, Basis Spread on Variable Rate				0.25%
Debt Instrument, Periodic Payment				45,000
Debt Instrument, Collateral, Common Stock Shares (in Shares)				55,000
Payments to Acquire Loans Receivable				2,000,000
Loan Receivable, Basis Spread on Variable Rate				1.75%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)				2,000,000
Other Long-term Investments		3,181,182	3,420,189		2,000,000
Line of Credit Facility, Maximum Borrowing Capacity							1,000,000		150,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum						3.25%		3.25%
Payments to Acquire Property, Plant, and Equipment	3,650,000
Debt Instrument, Interest Rate, Stated Percentage	5.05%
Repayments of Bank Debt	$ 3,000,000